Equity Method Investment Investment Activity for FOX (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 10, 2014	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain (Loss) on Investments [Line Items]
Equity method investment, beginning balance			$ 245,214
Effect of deconsolidation	$ 264,300	$ 264,300	0	$ 264,325	$ 0
Gain on investment			4,533	11,029	0
Equity method Investments, ending balance			249,747	245,214
FOX
Gain (Loss) on Investments [Line Items]
Equity method investment, beginning balance			245,214	0
Effect of deconsolidation			0	234,185
Gain on investment			4,533	11,029
Equity method Investments, ending balance			$ 249,747	$ 245,214	$ 0